Income Taxes (Captions of Net Deferred Tax Assets and Liabilities Reflected in Consolidated Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Income Tax Disclosure [Abstract]
Other assets	¥ 38,954	¥ 27,084
Income taxes: Deferred	341,290	328,147
Net deferred tax liability	¥ 302,336	¥ 301,063